Depreciation Rate Over the Estimated Useful Lives of Fixed Assets on a Straight-Line Basis (Detail)	12 Months Ended
Mar. 31, 2011
Premises
Property, Plant and Equipment [Line Items]
Rate of depreciation	1.63%
Software and systems
Property, Plant and Equipment [Line Items]
Rate of depreciation	20.00%
Minimum | Equipment and furniture
Property, Plant and Equipment [Line Items]
Rate of depreciation	10.00%
Maximum | Equipment and furniture
Property, Plant and Equipment [Line Items]
Rate of depreciation	33.33%